PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Aerospace & Defense – 1.4%
1,971	Boeing Co. (The)(a)(b)	$433,502
258	Huntington Ingalls Industries, Inc.(b)	49,810
1,204	Lockheed Martin Corp.(b)	415,500
4,626	Raytheon Technologies Corp.(b)	397,651

		1,296,463

	Air Freight & Logistics – 0.4%
1,605	FedEx Corp.(b)	351,960
492	GXO Logistics, Inc.(a)(b)	38,593

		390,553

	Airlines – 0.3%
3,720	Delta Air Lines, Inc.(a)(b)	158,509
5,618	JetBlue Airways Corp.(a)(b)	85,899

		244,408

	Auto Components – 0.2%
858	Adient PLC(a)(b)	35,564
884	Gentex Corp.(b)	29,154
343	Lear Corp.(b)	53,673
507	Magna International, Inc.(b)	38,147

		156,538

	Automobiles – 2.0%
18,582	Ford Motor Co.(a)(b)	263,121
2,131	Tesla, Inc.(a)(b)	1,652,548

		1,915,669

	Banks – 4.5%
21,899	Bank of America Corp.(b)	929,613
5,696	Citigroup, Inc.(b)	399,745
1,199	Comerica, Inc.(b)	96,519
491	East West Bancorp, Inc.(b)	38,072
7,331	Fifth Third Bancorp(b)	311,128
1,351	First Republic Bank(b)	260,581
8,675	JPMorgan Chase & Co.(b)	1,420,011
375	SVB Financial Group(a)(b)	242,580
10,996	Wells Fargo & Co.(b)	510,324

		4,208,573

	Beverages – 1.5%
12,930	Coca-Cola Co. (The)(b)	678,437
4,770	PepsiCo, Inc.(b)	717,456

		1,395,893

	Biotechnology – 1.5%
5,522	AbbVie, Inc.(b)	595,658
464	Alnylam Pharmaceuticals, Inc.(a)(b)	87,608
2,000	Amgen, Inc.(b)	425,300

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
585	Biogen, Inc.(a)(b)	$165,549
417	Exact Sciences Corp.(a)(b)	39,803
538	Seagen, Inc.(a)(b)	91,352

		1,405,270

	Building Products – 0.9%
1,115	A.O. Smith Corp.(b)	68,093
3,686	Carrier Global Corp.(b)	190,787
1,240	Fortune Brands Home & Security, Inc.(b)	110,881
5,487	Johnson Controls International PLC(b)	373,555
203	Lennox International, Inc.(b)	59,717

		803,033

	Capital Markets – 3.1%
4,133	Bank of New York Mellon Corp. (The)(b)	214,255
606	BlackRock, Inc.(b)	508,228
833	Blackstone, Inc.(b)	96,911
5,269	Charles Schwab Corp. (The)(b)	383,794
237	FactSet Research Systems, Inc.(b)	93,563
1,366	Goldman Sachs Group, Inc. (The)(b)	516,389
1,479	KKR & Co., Inc.(b)	90,042
5,055	Morgan Stanley(b)	491,902
429	MSCI, Inc.(b)	260,978
2,438	Raymond James Financial, Inc.(b)	224,932

		2,880,994

	Chemicals – 1.5%
849	AdvanSix, Inc.(a)(b)	33,748
922	Air Products & Chemicals, Inc.(b)	236,133
729	Ashland Global Holdings, Inc.(b)	64,969
2,066	Huntsman Corp.(b)	61,133
1,996	Linde PLC(b)	585,587
1,043	Nutrien Ltd.(b)	67,618
1,644	PPG Industries, Inc.(b)	235,108
848	RPM International, Inc.(b)	65,847
1,880	Valvoline, Inc.(b)	58,618

		1,408,761

	Commercial Services & Supplies – 0.6%
1,131	Waste Connections, Inc.(b)	142,427
2,587	Waste Management, Inc.(b)	386,394

		528,821

	Communications Equipment – 0.9%
1,006	Ciena Corp.(a)(b)	51,658
13,997	Cisco Systems, Inc.(b)	761,857
3,169	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	35,493

		849,008

	Consumer Finance – 0.6%
4,484	Ally Financial, Inc.(b)	228,908

Shares	Description	Value (†)
Common Stocks – continued
	Consumer Finance – continued
6,190	Synchrony Financial(b)	$302,567

		531,475

	Containers & Packaging – 0.4%
975	Crown Holdings, Inc.(b)	98,260
1,388	Packaging Corp. of America(b)	190,767
1,908	WestRock Co.(b)	95,076

		384,103

	Diversified Financial Services – 1.6%
5,328	Berkshire Hathaway, Inc., Class B(a)(b)	1,454,224

	Diversified Telecommunication Services – 1.2%
17,475	AT&T, Inc.(b)	472,000
12,642	Verizon Communications, Inc.(b)	682,794

		1,154,794

	Electric Utilities – 1.3%
4,416	Alliant Energy Corp.(b)	247,208
4,566	American Electric Power Co., Inc.(b)	370,668
1,669	OGE Energy Corp.(b)	55,010
8,308	Southern Co. (The)(b)	514,847

		1,187,733

	Electrical Equipment – 0.6%
378	Acuity Brands, Inc.(b)	65,534
3,379	Emerson Electric Co.(b)	318,302
403	Hubbell, Inc.(b)	72,810
1,368	Sensata Technologies Holding PLC(a)(b)	74,857

		531,503

	Electronic Equipment, Instruments & Components – 0.5%
512	Arrow Electronics, Inc.(a)(b)	57,492
1,274	Avnet, Inc.(b)	47,100
811	CDW Corp.(b)	147,618
4,536	Flex Ltd.(a)(b)	80,197
1,991	Trimble, Inc.(a)(b)	163,760

		496,167

	Energy Equipment & Services – 0.1%
6,809	NOV, Inc.(a)(b)	89,266

	Entertainment – 1.9%
760	Live Nation Entertainment, Inc.(a)(b)	69,259
200	Madison Square Garden Entertainment Corp.(a)(b)	14,534
475	Madison Square Garden Sports Corp.(a)(b)	88,326
1,207	Netflix, Inc.(a)(b)	736,681
141	Roku, Inc.(a)(b)	44,182
4,781	Walt Disney Co. (The)(a)(b)	808,802

		1,761,784

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 1.6%
1,407	Costco Wholesale Corp.(b)	$632,235
2,216	Sysco Corp.(b)	173,956
2,290	Walgreens Boots Alliance, Inc.(b)	107,745
4,015	Walmart, Inc.(b)	559,611

		1,473,547

	Food Products – 0.7%
1,143	Bunge Ltd.(b)	92,949
1,836	Hain Celestial Group, Inc. (The)(a)(b)	78,544
614	Ingredion, Inc.(b)	54,652
4,039	Kellogg Co.(b)	258,173
854	Post Holdings, Inc.(a)(b)	94,077
1,107	TreeHouse Foods, Inc.(a)(b)	44,147

		622,542

	Gas Utilities – 0.1%
1,531	UGI Corp.(b)	65,251

	Health Care Equipment & Supplies – 3.2%
5,859	Abbott Laboratories(b)	692,124
1,359	Alcon, Inc.	109,359
329	Align Technology, Inc.(a)(b)	218,926
479	Cooper Cos., Inc. (The)(b)	197,975
388	Hill-Rom Holdings, Inc.(b)	58,200
1,558	Hologic, Inc.(a)(b)	114,996
504	IDEXX Laboratories, Inc.(a)(b)	313,438
201	Insulet Corp.(a)(b)	57,130
5,308	Medtronic PLC(b)	665,358
898	ResMed, Inc.(b)	236,668
1,061	STERIS PLC(b)	216,741
362	Teleflex, Inc.(b)	136,311

		3,017,226

	Health Care Providers & Services – 2.2%
1,050	Anthem, Inc.(b)	391,440
2,580	Centene Corp.(a)(b)	160,760
1,182	Cigna Corp.(b)	236,589
2,386	MEDNAX, Inc.(a)(b)	67,834
260	Molina Healthcare, Inc.(a)(b)	70,541
2,983	UnitedHealth Group, Inc.(b)	1,165,577

		2,092,741

	Health Care Technology – 0.1%
428	Veeva Systems, Inc., Class A(a)(b)	123,337

	Hotels, Restaurants & Leisure – 2.2%
119	Booking Holdings, Inc.(a)(b)	282,491
4,286	Carnival Corp.(a)(b)	107,193
222	Domino’s Pizza, Inc.(b)	105,885
748	Hilton Grand Vacations, Inc.(a)(b)	35,582
1,489	Hilton Worldwide Holdings, Inc.(a)(b)	196,712

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
1,858	Las Vegas Sands Corp.(a)(b)	$68,003
2,091	McDonald’s Corp.(b)	504,161
374	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)(b)	3,830
2,401	MGM Resorts International(b)	103,603
1,539	Norwegian Cruise Line Holdings Ltd.(a)(b)	41,107
1,408	Restaurant Brands International, Inc.(b)	86,155
3,495	Starbucks Corp.(b)	385,533
905	Trip.com Group Ltd., ADR(a)(b)	27,829
205	Vail Resorts, Inc.(a)(b)	68,480

		2,016,564

	Household Durables – 0.3%
1,384	Leggett & Platt, Inc.(b)	62,059
2,069	PulteGroup, Inc.(b)	95,008
2,218	Toll Brothers, Inc.(b)	122,633

		279,700

	Household Products – 1.5%
1,329	Clorox Co. (The)(b)	220,096
8,168	Procter & Gamble Co. (The)(b)	1,141,886

		1,361,982

	Industrial Conglomerates – 1.2%
2,621	3M Co.(b)	459,776
2,911	Honeywell International, Inc.(b)	617,947

		1,077,723

	Insurance – 1.2%
3,115	Arch Capital Group Ltd.(a)(b)	118,931
1,950	Chubb Ltd.(b)	338,286
1,138	Cincinnati Financial Corp.(b)	129,982
5,403	Manulife Financial Corp.(b)	103,954
2,318	Prudential Financial, Inc.(b)	243,854
301	RenaissanceRe Holdings Ltd.(b)	41,959
801	Willis Towers Watson PLC(b)	186,200

		1,163,166

	Interactive Media & Services – 6.7%
799	Alphabet, Inc., Class A(a)(b)	2,136,142
710	Alphabet, Inc., Class C(a)(b)	1,892,370
6,190	Facebook, Inc., Class A(a)(b)	2,100,824
1,048	Match Group, Inc.(a)(b)	164,526

		6,293,862

	Internet & Direct Marketing Retail – 4.1%
1,129	Amazon.com, Inc.(a)(b)	3,708,810
454	JD.com, Inc., ADR(a)(b)	32,797
33	MercadoLibre, Inc.(a)(b)	55,420

		3,797,027

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 4.4%
2,269	Accenture PLC, Class A(b)	$725,898
314	EPAM Systems, Inc.(a)(b)	179,131
615	FleetCor Technologies, Inc.(a)(b)	160,681
1,198	Global Payments, Inc.(b)	188,781
3,003	International Business Machines Corp.(b)	417,207
2,523	MasterCard, Inc., Class A(b)	877,196
51	Shopify, Inc., Class A(a)(b)	69,145
458	Square, Inc., Class A(a)(b)	109,847
138	Twilio, Inc., Class A(a)(b)	44,029
1,088	VeriSign, Inc.(a)(b)	223,051
4,896	Visa, Inc., Class A(b)	1,090,584

		4,085,550

	Leisure Products – 0.1%
590	Brunswick Corp.(b)	56,209
345	Polaris, Inc.(b)	41,283

		97,492

	Life Sciences Tools & Services – 1.4%
3,235	Avantor, Inc.(a)(b)	132,312
194	Bio-Rad Laboratories, Inc., Class A(a)(b)	144,714
284	ICON PLC(a)(b)	74,414
550	Illumina, Inc.(a)(b)	223,085
1,363	Thermo Fisher Scientific, Inc.(b)	778,723

		1,353,248

	Machinery – 1.6%
471	AGCO Corp.(b)	57,712
2,087	Caterpillar, Inc.(b)	400,641
1,140	Cummins, Inc.(b)	255,999
1,260	Deere & Co.(b)	422,188
616	IDEX Corp.(b)	127,481
2,533	Otis Worldwide Corp.(b)	208,415

		1,472,436

	Media – 1.1%
12,562	Comcast Corp., Class A(b)	702,593
859	Discovery, Inc., Series C(a)(b)	20,848
2,292	Fox Corp., Class B(b)	85,079
665	Liberty Broadband Corp., Class C(a)(b)	114,845
10,823	Sirius XM Holdings, Inc.(b)	66,020

		989,385

	Metals & Mining – 0.3%
1,850	Alcoa Corp.(a)(b)	90,539
1,619	Barrick Gold Corp.(b)	29,223
316	Rio Tinto PLC, Sponsored ADR(b)	21,115
590	Southern Copper Corp.(b)	33,122
1,435	Steel Dynamics, Inc.(b)	83,919
4,124	Vale S.A., Sponsored ADR(b)	57,530

		315,448

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.7%
4,959	Ameren Corp.(b)	$401,679
4,733	Public Service Enterprise Group, Inc.(b)	288,240

		689,919

	Multiline Retail – 0.5%
1,576	Nordstrom, Inc.(a)(b)	41,685
1,939	Target Corp.(b)	443,585

		485,270

	Oil, Gas & Consumable Fuels – 2.7%
2,853	Canadian Natural Resources Ltd.(b)	104,249
1,062	Cheniere Energy, Inc.(a)(b)	103,725
5,956	Chevron Corp.(b)	604,236
5,654	ConocoPhillips(b)	383,172
4,180	Devon Energy Corp.(b)	148,432
42	Enbridge, Inc.(b)	1,672
1,230	EQT Corp.(a)(b)	25,166
12,758	Exxon Mobil Corp.(b)	750,425
1,235	HollyFrontier Corp.(b)	40,915
1,124	Ovintiv, Inc.(b)	36,957
1,177	Pioneer Natural Resources Co.(b)	195,982
3,117	Suncor Energy, Inc.(b)	64,647
1,014	TC Energy Corp.	48,763

		2,508,341

	Pharmaceuticals – 4.0%
1,763	AstraZeneca PLC, Sponsored ADR(b)	105,886
7,839	Bristol-Myers Squibb Co.(b)	463,834
2,239	Eli Lilly & Co.(b)	517,321
111	Jazz Pharmaceuticals PLC(a)(b)	14,453
7,283	Johnson & Johnson(b)	1,176,204
8,277	Merck & Co., Inc.(b)	621,685
454	Novartis AG, Sponsored ADR(b)	37,128
615	Organon & Co.(b)	20,166
16,562	Pfizer, Inc.(b)	712,332
1,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	14,610
4,016	Viatris, Inc.(b)	54,417

		3,738,036

	Professional Services – 0.5%
869	CoStar Group, Inc.(a)(b)	74,786
739	Leidos Holdings, Inc.(b)	71,040
342	ManpowerGroup, Inc.(b)	37,032
810	TransUnion(b)	90,971
998	Verisk Analytics, Inc.(b)	199,869

		473,698

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)(b)	43,664

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – 0.8%
1,056	American Campus Communities, Inc.(b)	$51,163
836	Camden Property Trust(b)	123,285
566	Essex Property Trust, Inc.(b)	180,973
5,655	Invitation Homes, Inc.(b)	216,756
1,125	Mid-America Apartment Communities, Inc.(b)	210,094

		782,271

	REITs - Diversified – 1.0%
1,679	Crown Castle International Corp.(b)	291,004
1,197	Digital Realty Trust, Inc.(b)	172,907
2,963	Duke Realty Corp.(b)	141,839
723	Gaming & Leisure Properties, Inc.(b)	33,489
698	SBA Communications Corp.(b)	230,738
846	VICI Properties, Inc.(b)	24,035
724	W.P. Carey, Inc.(b)	52,881

		946,893

	REITs - Health Care – 0.1%
2,686	Medical Properties Trust, Inc.(b)	53,908

	REITs - Hotels – 0.1%
2,742	Park Hotels & Resorts, Inc.(a)(b)	52,482

	REITs - Mortgage – 0.0%
4,312	Annaly Capital Management, Inc.(b)	36,307

	REITs - Office Property – 0.1%
1,073	Kilroy Realty Corp.(b)	71,043

	REITs - Single Tenant – 0.3%
461	National Retail Properties, Inc.(b)	19,910
3,708	Realty Income Corp.(b)	240,501

		260,411

	REITs - Storage – 0.2%
984	Extra Space Storage, Inc.(b)	165,302

	Road & Rail – 1.0%
1,142	Norfolk Southern Corp.(b)	273,224
778	Old Dominion Freight Line, Inc.(b)	222,492
2,100	Union Pacific Corp.(b)	411,621
492	XPO Logistics, Inc.(a)(b)	39,153

		946,490

	Semiconductors & Semiconductor Equipment – 5.5%
3,949	Advanced Micro Devices, Inc.(a)(b)	406,352
2,341	Analog Devices, Inc.(b)	392,071
3,515	Applied Materials, Inc.(b)	452,486
134	ASML Holding NV, (Registered)(b)	99,845
580	Enphase Energy, Inc.(a)(b)	86,983
377	First Solar, Inc.(a)(b)	35,988
10,307	Intel Corp.(b)	549,157

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
1,569	Marvell Technology, Inc.(b)	$94,626
6,641	NVIDIA Corp.(b)	1,375,750
1,256	NXP Semiconductors NV(b)	246,013
3,056	ON Semiconductor Corp.(a)(b)	139,873
3,473	QUALCOMM, Inc.(b)	447,947
1,484	Teradyne, Inc.(b)	162,008
3,476	Texas Instruments, Inc.(b)	668,122

		5,157,221

	Software – 9.7%
1,531	Adobe, Inc.(a)(b)	881,427
1,549	Cadence Design Systems, Inc.(a)(b)	234,581
470	CDK Global, Inc.	19,999
331	Check Point Software Technologies Ltd.(a)(b)	37,416
743	Fortinet, Inc.(a)(b)	216,986
19,398	Microsoft Corp.(b)	5,468,684
5,149	Oracle Corp.(b)	448,632
392	Palo Alto Networks, Inc.(a)(b)	187,768
2,797	salesforce.com, Inc.(a)(b)	758,602
695	ServiceNow, Inc.(a)(b)	432,478
498	SS&C Technologies Holdings, Inc.(b)	34,561
745	Synopsys, Inc.(a)(b)	223,061
287	Workday, Inc., Class A(a)(b)	71,718

		9,015,913

	Specialty Retail – 1.8%
858	Advance Auto Parts, Inc.(b)	179,228
346	Burlington Stores, Inc.(a)(b)	98,115
933	Dick’s Sporting Goods, Inc.(b)	111,745
1,030	Foot Locker, Inc.(b)	47,030
3,230	Home Depot, Inc. (The)(b)	1,060,280
392	Ulta Beauty, Inc.(a)(b)	141,481
298	Williams-Sonoma, Inc.(b)	52,844

		1,690,723

	Technology Hardware, Storage & Peripherals – 6.5%
39,921	Apple, Inc.(b)	5,648,822
1,296	Dell Technologies, Inc., Class C(a)(b)	134,836
7,897	Hewlett Packard Enterprise Co.(b)	112,532
6,261	HP, Inc.(b)	171,301

		6,067,491

	Textiles, Apparel & Luxury Goods – 0.7%
309	Carter’s, Inc.(b)	30,047
232	Lululemon Athletica, Inc.(a)(b)	93,891
3,718	NIKE, Inc., Class B(b)	539,965
800	Skechers U.S.A., Inc., Class A(a)(b)	33,696

		697,599

	Tobacco – 1.0%
6,841	Altria Group, Inc.(b)	311,402

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
206	British American Tobacco PLC, Sponsored ADR	$7,268
6,154	Philip Morris International, Inc.(b)	583,338

		902,008

	Water Utilities – 0.3%
1,833	American Water Works Co., Inc.(b)	309,850

	Wireless Telecommunication Services – 0.1%
3,935	America Movil SAB de CV, Series L, ADR(b)	69,531
1,731	Vodafone Group PLC, Sponsored ADR(b)	26,744

		96,275

	Total Common Stocks (Identified Cost $51,667,118)	91,964,375

Principal Amount
Short-Term Investments – 2.0%
$1,850,337	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $1,850,337 on 10/01/2021 collateralized by $2,090,000 U.S. Treasury Bond, 1.375% due 11/15/2040 valued at $1,887,369 including accrued interest(c) (Identified Cost $1,850,337)	1,850,337

	Total Investments – 100.6% (Identified Cost $53,517,455)	93,814,712
	Other assets less liabilities – (0.6)%	(524,964)

	Net Assets – 100.0%	$93,289,748

Written Options – (0.2%)

Description Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (0.2%)
S&P 500® Index, Call(d) 10/15/2021	4,425	(24)	$(10,338,096)	$(232,408)	$(34,560)
S&P 500® Index, Call(d) 10/15/2021	4,450	(24)	(10,338,096)	(175,755)	(20,640)
S&P 500® Index, Call(d) 10/15/2021	4,475	(24)	(10,338,096)	(226,739)	(11,640)
S&P 500® Index, Call(d) 10/15/2021	4,500	(23)	(9,907,342)	(162,338)	(6,555)
S&P 500® Index, Call(d) 10/15/2021	4,525	(23)	(9,907,342)	(138,239)	(3,910)
S&P 500® Index, Call(d) 10/15/2021	4,600	(23)	(9,907,342)	(89,228)	(1,265)
S&P 500® Index, Call(d) 11/19/2021	4,500	(24)	(10,338,096)	(261,955)	(61,200)
S&P 500® Index, Call(d) 11/19/2021	4,525	(23)	(9,907,342)	(202,286)	(42,435)
S&P 500® Index, Call(d) 11/19/2021	4,600	(23)	(9,907,342)	(164,630)	(15,410)

Total				$(1,653,578)	$(197,615)

(†)    Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.
(b) Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(c)    The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)    The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR   An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$91,964,375	$—	$—	$91,964,375
Short-Term Investments	—	1,850,337	—	1,850,337

Total	$91,964,375	$1,850,337	$—	$93,814,712

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(197,615)	$—	$—	$(197,615)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2021, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2021:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(197,615)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2021 (Unaudited)

Software	9.7%
Interactive Media & Services	6.7
Technology Hardware, Storage & Peripherals	6.5
Semiconductors & Semiconductor Equipment	5.5
Banks	4.5
IT Services	4.4
Internet & Direct Marketing Retail	4.1
Pharmaceuticals	4.0
Health Care Equipment & Supplies	3.2
Capital Markets	3.1
Oil, Gas & Consumable Fuels	2.7
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	2.2
Automobiles	2.0
Other Investments, less than 2% each	37.8
Short-Term Investments	2.0

Total Investments	100.6
Other assets less liabilities (including open written options)	(0.6)

Net Assets	100.0%